Financial and Capital Risk Management and Fair Value Measurement - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) £ in Thousands	Dec. 31, 2022 GBP (£)
lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 1,985
Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	3,078
Accruals [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	4,491
Within 1 year [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	611
Within 1 year [member] | Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	3,078
Within 1 year [member] | Accruals [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	4,491
Between 1 and 3 years [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	1,222
Between 1 and 3 years [member] | Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	0
Between 1 and 3 years [member] | Accruals [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	0
Between 3 and 5 years [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	152
Between 3 and 5 years [member] | Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	0
Between 3 and 5 years [member] | Accruals [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	0
Over 5 years [member] | Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	0
Over 5 years [member] | Accruals [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 0